FORECLOSED ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Repossessed Assets [Abstract]
Schedule of activity in foreclosed assets

The following table summarizes the activity in foreclosed assets for the years ended December 31, 2016 and 2015:

	December 31, 2016	December 31, 2015
Dollars in thousands
Balance, beginning of year	$1,994	$2,048
Additions	609	957
Proceeds from sale	(1,165)	(576)
Valuation adjustments	(373)	(285)
Gains (losses) on sales	(54)	(150)
Balance, end of year	$1,011	$1,994